CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
SCHEDULE OF CASH AND CASH EQUIVALENTS

	December 31,	December 31,
	2023	2022
	US$	US$
Cash (i)	15,120,483	7,446,664
Cash equivalents (ii)	997,466	—
Total	16,117,949	7,446,664

(i)	As of December 31, 2023, the Company’s cash includes: 1) Cash in hand of $200; 2) Demand deposit of $14,072,019 in bank accounts; 3) Cash of $1,048,464 in the securities investment accounts and the Coinbase account. As of December 31, 2022, the Company’s cash was all demand deposits in bank accounts.

(ii)	As of December 31, 2023, the Company’s cash equivalents were all U.S. Treasury Securities with a balance of $997,466 that can be traded at any time.